Equity - Transactions related to share-based compensation plans (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Purchase of treasury shares	€ 0	€ 24	€ 757
Treasury shares for share-based payments [Member]
Equity [Line Items]
Shares acquired	3,000,000	2,142,445	3,996,576
Average market price	€ 41.59	€ 31.76	€ 36.15
Purchase of treasury shares	€ 125	€ 68	€ 144
Shares delivered	1,552,136	2,204,207	4,194,577
Average price (FIFO)	€ 34.59	€ 35.16	€ 34.14
Cost of delivered shares	€ 54	€ 77	€ 143
Shares in treasury, at the end of the period	7,112,810	5,664,946	5,726,708
Cost of treasury shares for employee options	€ 262	€ 191	€ 201